Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue			$ 49,817,825	$ 29,482,614	$ 55,237,759	$ 3,441,807
Operating expenses
Research and development			46,535,671	12,601,333	27,908,659	8,019,705
General and administrative			9,331,125	4,907,306	6,772,303	4,095,642
Total operating expenses			55,866,796	17,508,639	34,680,962	12,115,347
Income (loss) from operations			(6,048,971)	11,973,975	20,556,797	(8,673,540)
Other income (expense):
Interest income			14,571	21,283	26,131	113,133
Other income			669,549	3,630	3,996	2,594
Interest expense			(228,184)	(325,789)	(469,151)	(428,476)
Net income (loss)			$ (5,593,035)	$ 11,673,099	$ 20,117,773	$ (8,986,289)
Basic and diluted weighted average shares outstanding			35,216,000			35,216,000
Basic and diluted net loss per share, Common stock			$ (0.16)			$ (0.26)
Earnings (loss) per common share attributable to the Corporation’s shareholders
Basic earnings (loss) per common share			(0.16)	$ 0.22	$ 0.37	(0.26)
Diluted earnings (loss) per common share			$ (0.16)	$ 0.20	$ 0.35	$ (0.26)
Weighted-average common shares outstanding - basic			35,216,000	35,216,000	35,216,000	35,216,000
Weighted-average common shares outstanding - diluted			35,216,000	58,496,676	58,051,614	35,216,000
Grant Revenue [Member]
Revenue
Total revenue			$ 49,817,825	$ 29,482,614	$ 55,237,759	$ 3,441,807
Big Cypress Acquisition Corp [Member]
Operating expenses
Total operating expenses		$ 335,552	704,011
Income (loss) from operations		(335,552)	(704,011)
Other income (expense):
Interest earned on marketable securities held in Trust Account		2,929	8,244
Offering costs allocated to warrants			(359,874)
Change in fair value of warrant liability		1,794	1,495,871
Total other income (expense)		4,723	1,144,241
Formation and operating costs	$ 8,996
Net income (loss)	$ (8,996)	$ (330,829)	$ 440,230
Basic and diluted weighted average shares outstanding	2,500,000 [1]	14,792,200	14,224,714
Basic and diluted net loss per share, Common stock	$ (0.00)	$ (0.02)	$ 0.03

[1]	Excludes up to 343,125 founder shares subject to forfeiture by the Sponsor and up to 31,875 representative shares held by Ladenburg and certain of its employees subject to forfeiture if over-allotment option was not exercised in full or in part by the underwriters (see Note 5 and Note 8). As a result of the underwriter’s election to fully exercise their over-allotment option on January 14, 2021, the founder shares and representative shares are no longer subject to forfeiture (see Note 8).